INCOME AND MINING TAXES - Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciling item, percentage
U.S. Federal statutory tax rate		21.00%	21.00%	21.00%
Percentage depletion		90.00%	(7.00%)	(2.00%)
Change in valuation allowance on deferred tax assets		(569.00%)	38.00%	6.00%
Rate differential for foreign earnings indefinitely reinvested		(151.00%)	10.00%	8.00%
Mining and other taxes (net of associated federal benefit)		(231.00%)	15.00%	5.00%
Uncertain tax positions		261.00%	9.00%	(1.00%)
Goodwill write-downs		(482.00%)	0.00%	0.00%
Expiration of U.S. capital losses and foreign tax credits		(61.00%)	14.00%	0.00%
Transactions		100.00%	0.00%	(11.00%)
Other		130.00%	(1.00%)	(4.00%)
Income and mining tax benefit (expense)		(892.00%)	99.00%	22.00%
Reconciling item, amount
Income (loss) before income and mining tax and other items		$ (51)	$ 1,108	$ 3,143
U.S. Federal statutory tax rate		11	(233)	(660)
Percentage depletion		46	71	77
Change in valuation allowance on deferred tax assets		(290)	(419)	(186)
Rate differential for foreign earnings indefinitely reinvested		(77)	(108)	(268)
Mining and other taxes (net of associated federal benefit)		(118)	(173)	(151)
Uncertain tax positions		133	(99)	21
Goodwill write-downs		(246)	0	0
Expiration of U.S. capital losses and foreign tax credits		(31)	(152)	0
Transactions		51	5	353
Other		66	10	110
Income and mining tax benefit (expense)		(455)	(1,098)	(704)
Income Tax Contingency [Line Items]
Income tax expense (benefit)		$ 455	$ 1,098	$ 704
Deferred tax asset, valuation allowance, release	$ 29
Uncertain tax positions		261.00%	9.00%	(1.00%)
Mexican Tax Authority
Reconciling item, amount
Income and mining tax benefit (expense)	125
Income Tax Contingency [Line Items]
Income tax expense (benefit)	(125)
Unrecognized tax benefits, period increase (decrease)	$ 95